CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - Winvest Groups Ltd [Member] - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,511	$ 101,134,772	$ (101,493,644)	$ (114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,510,563
Members deficit -end of year at Dec. 31, 2021	$ 227,839	$ 16,511	101,134,772	(101,493,644)	(114,522)
Ending balance, shares at Dec. 31, 2021	227,838,680	16,510,563
Reverse split rounding adjustment			(1)
Reverse split rounding adjustment, shares		654
Net loss				(150,017)	(150,017)
Members deficit -end of year at Mar. 31, 2022	$ 227,839	$ 16,511	101,134,771	(101,643,661)	(264,539)
Ending balance, shares at Mar. 31, 2022	227,838,680	16,511,217
Members equity -beginning of year at Dec. 31, 2021	$ 227,839	$ 16,511	101,134,772	(101,493,644)	(114,522)
Beginning balance, shares at Dec. 31, 2021	227,838,680	16,510,563
Members deficit -end of year at Dec. 31, 2022	$ 227,839	$ 17,411	103,113,871	(103,845,089)	(485,968)
Ending balance, shares at Dec. 31, 2022	227,838,680	17,411,217
Common stock issued for services		$ 115	457,925		458,040
Common stock issued for services, shares		114,510
Misc. common stock adjustment, shares		348
Net loss				(654,791)	(654,791)
Members deficit -end of year at Mar. 31, 2023	$ 227,839	$ 17,525	$ 103,571,796	$ (104,499,880)	$ (682,719)
Ending balance, shares at Mar. 31, 2023	227,838,680	17,526,075